Net Interest Income and Average Balance Sheet and Interest Rates - Net interest income (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Calculated using the effective interest rate method
Cash and balances with central banks	$ 2,293	$ 2,471	$ 1,806
Cash and balances with central banks, percentage movement from prior period	(7.00%)
Cash and balances with central banks, percentage movement from same period in prior year	27.00%
Collateral paid	$ 362	312	269
Collateral paid, percentage movement from prior period	16.00%
Collateral paid, percentage movement from same period in prior year	35.00%
Investment securities	$ 1,595	1,119	918
Investment securities, percentage movement from prior period	43.00%
Investment securities, percentage movement from same period in prior year	74.00%
Loans	$ 21,598	19,306	16,276
Loans, percentage movement from prior period	12.00%
Loans, percentage movement from same period in prior year	33.00%
Other financial assets	$ 10	28	10
Other financial assets, percentage movement from prior period	(64.00%)
Total interest income calculated using the effective interest rate method	$ 25,858	23,236	19,279
Total interest income calculated using the effective interest rate method, percentage movement from prior period	11.00%
Total interest income calculated using the effective interest rate method, percentage movement from same period in prior year	34.00%
Other
Net ineffectiveness on qualifying hedges	$ (1)	32	62
Trading securities and financial assets measured at FVIS	$ 687	645	498
Trading securities and financial assets measured at FVIS, percentage movement from prior period	7.00%
Trading securities and financial assets measured at FVIS, percentage movement from same period in prior year	38.00%
Total other	$ 686	677	560
Other, percentage movement from prior period	1.00%
Other, percentage movement from same period in prior year	23.00%
Total interest income	$ 26,544	23,913	19,839
Total interest income, percentage movement from prior period	11.00%
Total interest income, percentage movement from same period in prior year	34.00%
Calculated using the effective interest rate method
Collateral received	$ (176)	(185)	(142)
Collateral received, percentage movement from prior period	(5.00%)
Collateral received, percentage movement from same period in prior year	24.00%
Deposits and other borrowings	$ (10,285)	(8,842)	(6,151)
Deposits and other borrowings, percentage movement from prior period	16.00%
Deposits and other borrowings, percentage movement from same period in prior year	67.00%
Debt issues	$ (2,989)	(2,399)	(2,268)
Debt issues, percentage movement from prior period	25.00%
Debt issues, percentage movement from same period in prior year	32.00%
Loan capital	$ (905)	(828)	(620)
Loan capital, percentage movement from prior period	9.00%
Loan capital, percentage movement from same period in prior year	46.00%
Other financial liabilities	$ (269)	(282)	(234)
Other financial liabilities, percentage movement from prior period	(5.00%)
Other financial liabilities, percentage movement from same period in prior year	15.00%
Total interest expense calculated using the effective interest rate method	$ (14,624)	(12,536)	(9,415)
Interest expense, percentage movement from prior period	17.00%
Interest expense, percentage movement from same period of prior year	55.00%
Other
Deposits and other borrowings	$ (1,219)	(1,124)	(801)
Deposits and other borrowings, percentage movement from prior period	8.00%
Deposits and other borrowings, percentage movement from same period in prior year	52.00%
Trading liabilities	$ (1,277)	(465)	(188)
Trading liabilities, percentage movement from prior period	175.00%
Debt issues	$ (83)	(378)	(116)
Debt issues, percentage movement from prior period	(78.00%)
Debt issues, percentage movement from same period in prior year	(28.00%)
Bank levy	$ (172)	(168)	(164)
Bank levy, percentage movement from prior period	2.00%
Bank levy, percentage movement from same period in prior year	5.00%
Other interest expense	$ (42)	(38)	(42)
Other interest expense, percentage movement from prior period	11.00%
Total other	$ (2,793)	(2,173)	(1,311)
Total other, percentage movement from prior period	29.00%
Total other, percentage movement from same period of prior year	113.00%
Total interest expense	$ (17,417)	(14,709)	(10,726)
Interest expense, percentage movement from prior period	18.00%
Interest expense, percentage movement from same period of prior year	62.00%
Net interest income	$ 9,127	9,204	9,113
Net interest income, percentage movement from prior period	(1.00%)
Addition to net interest income related to remediation costs	$ 2		$ 9
Reduction of net interest income related to remediation costs		$ 66